Other payables	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Other payables

27 Other payables

Other payables as at December 31, 2022 and 2021 are analysed as follows:

	31/12/22	31/12/21
Salaries and wages	9,503	7,991
Social security contributions	6,179	5,898
Vacation accrual	4,342	4,397
Withholding taxes on payroll and on others	1,886	2,000
Advance payment from the Parent’s majority shareholder	2,500	2,500
Other accounts payable	9,912	8,667
Total	34,322	31,453

As at December 31, 2022, the amount of 2,500 refers to the payment received from the Parent’s majority shareholder and to be reimbursed in September 2023, as the Board of Directors of the Company did not call a shareholders' meeting to resolve upon the increase in share capital. Specifically, in light of the extraordinary challenges imposed by COVID-19 on the Group, on February 28, 2020, the Parent’s majority shareholder entered into an agreement with it setting forth its undertaking, should the Parent so request, to make advance payments of up to 15,000 to satisfy the subscription price of a future rights issue. On February 28, 2020, the Parent requested an initial payment of 2,500 which it received on March 2, 2020. Therefore, as at December 31, 2022, the amount of 2,500 to be paid back to the majority shareholder has been included in the caption “Other payables” of the statement of financial position.